CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (DEFICIENCY) [Parenthetical] (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Common Stock issued for interest payments (in shares)		313,005
Common Stock issued for services (in shares)	200,000	345,000
Common Stock issued for cash (in shares)		1,428,571
Common Stock issued for cash (in dollars per share)		$ 0.35
Issued shares of Common Stock and warrants to acquire CASTion's noncontrolling interest (in shares)		435,442
Convertible Note and accrued interest converted to Common Stock (in shares)	1,802,445	768,535
Convertible Note and accrued interest converted to Common Stock (in dollars per share)	$ 0.24	$ 0.75
Convertible Notes and accrued interest converted to Series B Convertible Preferred Stock (in shares)		2,454,621
Convertible Notes and accrued interest converted to Series B Convertible Preferred Stock (in dollars per share)		$ 2.40
Series B Convertible Preferred Convertible Stock issued for cash (in shares)		583,333
Series B Convertible Preferred Convertible Stock issued for cash (in dollars per share)		$ 2.40
Short term borrowings and accrued interest converted to Series B Convertible Preferred Stock (in shares)	791,668
Short term borrowings and accrued interest converted to Series B Convertible Preferred Stock (in dollars per share)	$ 2.40
Series B Convertible Preferred Stock and warrants issued for cash, net of issuance costs (in shares)	2,083,334
Series B Convertible Preferred Stock and warrants issued for cash, net of issuance costs (in dollars)	$ 375	$ 0
Series B Convertible Preferred Stock and warrants issued for cash, net of issuance costs (in dollars per share)	$ 2.40
Series B Convertible Preferred Stock and warrants issued for settlement with Convertible note holders (in shares)	55,554
Series B Convertible Preferred Stock and warrants issued for settlement with Convertible note holders (in dollars per share)	$ 2.40
Receipt of treasury stock (in shares)	50,000
Receipt of treasury stock (in dollars per share)	$ 0.35